Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000261822
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Hard Currency ETF
Trading Symbol	NEMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/nemd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/nemd-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Emerging Markets Debt Hard Currency ETF	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 133,529,668
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$133,529,668
Number of Portfolio Holdings	252
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Foreign Government Securities	69.7%
Corporate Bonds	25.0%
Short-Term Investments	4.1%
Other Assets Less Liabilities	1.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mexico	6.0%
Romania	4.5%
Argentina	4.5%
United States	4.2%
Cote D'Ivoire	3.5%
Brazil	3.5%
Kazakhstan	3.2%
Dominican Republic	3.2%
Turkey	3.1%
South Africa	3.1%
Footnote	Description
Footnote*	Reverse repurchase agreements and derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Romania Government International Bonds	4.5%
State Street Institutional U.S. Government Money Market Fund	4.2%
Ivory Coast Government International Bonds	3.5%
Argentine Republic Government International Bonds	3.3%
Petroleos Mexicanos	3.3%
Dominican Republic International Bonds	3.2%
Nigeria Government International Bonds	3.1%
Egypt Government International Bonds	2.8%
Sri Lanka Government International Bonds	2.7%
Costa Rica Government International Bonds	2.6%

C000234391
Shareholder Report [Line Items]
Fund Name	Energy Transition & Infrastructure ETF
Trading Symbol	NBET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/nbet-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/nbet-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Energy Transition & Infrastructure ETF	$38	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%
AssetsNet	$ 44,862,804
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$44,862,804
Number of Portfolio Holdings	32
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Energy	88.3%
Utilities	8.5%
Industrials	2.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Targa Resources Corp.	9.1%
Enterprise Products Partners LP	7.6%
Energy Transfer LP	7.5%
DT Midstream, Inc.	6.0%
Cheniere Energy, Inc.	6.0%
Williams Cos., Inc.	5.4%
Clearway Energy, Inc. Class C	4.0%
Western Midstream Partners LP	4.0%
Antero Midstream Corp.	3.8%
Antero Resources Corp.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000250828
Shareholder Report [Line Items]
Fund Name	Flexible Credit Income ETF
Trading Symbol	NBFC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/nbfc-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/nbfc-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Flexible Credit Income ETF	$20	0.39%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 65,751,438
Holdings Count | Holding	656
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$65,751,438
Number of Portfolio Holdings	656
Portfolio Turnover Rate	38%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	64.1%
Loan Assignments	13.0%
Asset-Backed Securities	9.9%
Foreign Government Securities	5.7%
Mortgage-Backed Securities	4.9%
Short-Term Investments	2.5%
Liabilities Less Other Assets	(0.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.5%
Ballyrock CLO 27 Ltd.	1.9%
Symphony CLO 45 Ltd.	1.9%
AGL CLO 33 Ltd.	1.8%
TransDigm, Inc.	1.4%
Olympus Water U.S. Holding Corp.	1.2%
Bausch & Lomb Corp.	1.2%
Garda World Security Corp.	1.1%
Arini U.S. CLO VI Ltd.	1.0%
Focus Financial Partners LLC	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000248822
Shareholder Report [Line Items]
Fund Name	Short Duration Income ETF
Trading Symbol	NBSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/nbsd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/nbsd-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Short Duration Income ETF	$17	0.34%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,011,561,773
Holdings Count | Holding	970
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,011,561,773
Number of Portfolio Holdings	970
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	34.8%
Mortgage-Backed Securities	33.0%
Asset-Backed Securities	17.7%
U.S. Treasury Obligations	8.8%
Loan Assignments	2.8%
Short-Term Investments	3.7%
Liabilities Less Other Assets	(0.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	8.7%
Federal Home Loan Mortgage Corp.	5.9%
Federal National Mortgage Association	5.8%
State Street Institutional U.S. Government Money Market Fund	3.6%
Federal National Mortgage Association Connecticut Avenue Securities	2.9%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
Government National Mortgage Association	1.9%
Bank of America Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000255680
Shareholder Report [Line Items]
Fund Name	Total Return Bond ETF
Trading Symbol	NBTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/nbtr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/nbtr-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Total Return Bond ETF	$18	0.37%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 54,893,711
Holdings Count | Holding	445
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,893,711
Number of Portfolio Holdings	445
Portfolio Turnover Rate	66%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	38.9%
Mortgage-Backed Securities	24.8%
U.S. Treasury Obligations	19.7%
Asset-Backed Securities	9.9%
Foreign Government Securities	5.9%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.3%
Other Assets Less Liabilities	0.4%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.7%
Federal Home Loan Mortgage Corp.	7.0%
Federal National Mortgage Association	5.4%
Foundry JV Holdco LLC	1.4%
Federal National Mortgage Association Connecticut Avenue Securities	1.4%
Oracle Corp.	1.3%
Meta Platforms, Inc.	1.2%
BX Trust	1.2%
JPMorgan Chase & Co.	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.